Restricted Cash (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Restricted Cash [Abstract]
Restricted cash	$ 15,023,582	$ 1,930,233	$ 14,545,723